Inventories (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Inventory Disclosure [Abstract]
Lubricants	$ 266	$ 471
Bunkers	647	0
Total	$ 913	$ 471